Segmented Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Information with Respect to Segment

The following tables show certain information with respect to segment disclosures:

	2016
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,784	$6,214				$201	$721
United States	10,226	9,857				400	1,573
Mexico	5,121	4,586				309	999
Eliminations	(1,387)	—				—	—

North America	20,744	20,657	$486	$2,061	$595	910	3,293

Europe
Western Europe (excluding Great Britain)	10,537	10,159				578	1,912
Great Britain	658	656				24	127
Eastern Europe	2,285	2,000				136	545
Eliminations	(400)	—				—	—

Europe	13,080	12,815	431	543	1,116	738	2,584

Asia	2,674	2,502	103	266	212	97	679
Rest of World	465	464	13	(17)	—	11	62
Corporate and Other [i]	(518)	7	23	45	—	51	404

Total reportable segments	$36,445	$36,445	$1,056	$2,898	$1,923	$1,807	$7,022
Current assets							10,163
Investments, intangible assets, goodwill, deferred tax assets and other assets							5,381

Consolidated total assets							$22,566

	2015
	Total sales	External sales	Depreciation and amortization	Adjusted EBIT [ii]	Goodwill	Fixed asset additions	Fixed assets, net
North America
Canada	$6,329	$5,856				$242	$645
United States	9,603	9,183				421	1,422
Mexico	4,261	3,869				233	755
Eliminations	(1,178)	—				—	—

North America	19,015	18,908	$411	$1,934	$590	896	2,822

Europe
Western Europe (excluding Great Britain)	8,936	8,635				357	1,263
Great Britain	404	404				26	145
Eastern Europe	2,110	1,873				112	471
Eliminations	(327)	—				—	—

Europe	11,123	10,912	276	451	525	495	1,879

Asia	1,981	1,846	77	149	229	121	811
Rest of World	461	461	17	(25)	—	15	51
Corporate and Other [i]	(446)	7	21	20	—	64	385

Total reportable segments	$32,134	$32,134	$802	$2,529	$1,344	$1,591	$5,948
Current assets							11,144
Investments, intangible assets, goodwill, deferred tax assets, and other assets							2,595

Consolidated total assets							$19,687

[i]	Included in Corporate and Other Adjusted EBIT are intercompany fees charged to the automotive segments.
[ii]	The following table reconciles Net income from continuing operations to Adjusted EBIT:

	2016	2015

Net Income from continuing operations	$2,074	$1,940
Add (deduct):
Interest expense, net	88	44
Other expense (income), net	30	(166)
Income taxes	706	711

Adjusted EBIT	$2,898	$2,529

Schedule of Aggregates External Revenues by Customer
[b]	The following table aggregates external revenues by customer as follows:

	2016	2015

General Motors	$7,207	$6,424
Ford Motor Company	5,667	4,923
Fiat / Chrysler Group	5,349	5,094
Daimler AG	4,294	3,779
BMW	3,786	3,300
Volkswagen	3,758	3,301
Other	6,384	5,313

	$36,445	$32,134

Summary of External Revenues by Automotive Products and Services
[c]	The following table summarizes external revenues generated by automotive products and services:

	2016	2015

Body systems and chassis systems	$9,157	$7,790
Powertrain systems	6,489	4,755
Exterior systems	5,272	5,155
Seating systems	5,079	4,497
Tooling, engineering and other	3,078	2,700
Vision and electronic systems	2,768	2,583
Closure systems	2,412	2,297
Complete vehicle assembly	2,190	2,357

	$36,445	$32,134